EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 71
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.15%
Percentage level to which average annual rate was assumed to decrease	4.85%
Pension Benefit Plans
DB Plans
Company's expected funding contributions	$ 0
Estimated future benefit payments, which reflect expected future service
2025	209
2026	212
2027	216
2028	218
2029	221
2030 to 2034	$ 1,139
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	4.90%	4.75%
Rate of compensation increase	3.05%	3.20%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.75%	5.15%	3.05%
Expected long-term rate of return on plan assets	6.60%	6.45%	6.10%
Rate of compensation increase	3.15%	3.25%	3.00%
Net benefit cost
Service cost	$ 108	$ 93	$ 145
Other components of net benefit cost
Interest cost	160	158	125
Expected return on plan assets	(248)	(234)	(239)
Amortization of actuarial loss	0	0	10
Amortization of regulatory asset	0	0	12
Settlement gain – AOCI	0	0	(2)
Other components of net benefit cost	(88)	(76)	(94)
Net Benefit Cost Recognized	20	17	51
Pre-tax amounts recognized in AOCI
Net loss (gain)	(24)	71	38
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	6	0	(10)
Settlement	0	0	2
Funded status adjustment	(101)	33	(101)
Total pre-tax amounts recognized in OCI	(95)	$ 33	(109)
Pension Benefit Plans | United States
Pre-tax amounts recognized in OCI
Settlement			$ (2)
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	6
Estimated future benefit payments, which reflect expected future service
2025	24
2026	24
2027	24
2028	24
2029	23
2030 to 2034	$ 110
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	5.45%	5.10%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	5.15%	5.45%	3.10%
Expected long-term rate of return on plan assets	4.50%	4.50%	3.25%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 1	$ 3	$ 5
Other components of net benefit cost
Interest cost	14	16	13
Expected return on plan assets	(14)	(16)	(14)
Amortization of actuarial loss	0	0	1
Amortization of regulatory asset	(2)	0	1
Settlement gain – AOCI	0	0	0
Other components of net benefit cost	(2)	0	1
Net Benefit Cost Recognized	(1)	3	6
Pre-tax amounts recognized in AOCI
Net loss (gain)	0	6	24
Pre-tax amounts recognized in OCI
Amortization of net gain (loss) from AOCI to net income	0	0	(1)
Settlement	0	0	0
Funded status adjustment	(6)	(18)	20
Total pre-tax amounts recognized in OCI	$ (6)	$ (18)	$ 19